NARRAGANSETT INSURED TAX-FREE INCOME FUND
RISK/RETURN
Investment Objective
The Fund’s objective is to provide you as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Alternative Purchase Plans” on page 20 of the Fund's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 22 of the Prospectus, "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 24 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 39 of the Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NARRAGANSETT INSURED TAX-FREE INCOME FUND	NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS A		NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS C	NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS I	NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	none	[1]	1.00%	none	none
[1]	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses NARRAGANSETT INSURED TAX-FREE INCOME FUND		NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS A	NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS C	NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS I	NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS Y
Management Fee		0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fee		0.15%	0.75%	0.15%	none
Other Expenses		0.19%	0.44%	0.40%	0.19%
Total Annual Fund Operating Expenses		0.84%	1.69%	1.05%	0.69%
Total Fee Waivers and/or Reimbursement	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	[1]	0.83%	1.68%	1.04%	0.68%
[1]	The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.83% for Class A Shares, 1.68% for Class C Shares, 1.04% for Class I Shares or 0.68% for Class Y Shares. These expense limitations are in effect until October 31, 2012. Prior to October 31, 2012, the Manager may not terminate the arrangement without the approval of the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NARRAGANSETT INSURED TAX-FREE INCOME FUND (USD $)	1 year	3 years	5 years	10 years
NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS A	481	656	846	1,395
NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS C	271	532	917	1,563
NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS I	106	333	578	1,282
NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS Y	69	220	383	858

You would pay the following expenses if you did not redeem your Class C Shares:
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
NARRAGANSETT INSURED TAX-FREE INCOME FUND NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS C	171	532	917	1,563

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9.07% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in tax-free municipal obligations which pay interest exempt from Rhode Island state and regular Federal income taxes. The Fund invests primarily in Rhode Island Obligations which are insured by nationally recognized insurers of municipal obligations as to the timely payment of principal and interest when due. In general, all or almost all of these obligations are issued by the State of Rhode Island, its counties and various other local authorities. We call these “Rhode Island Obligations.” These securities may include participation or other interests in municipal securities and variable rate demand notes.  Some Rhode Island Obligations, such as general obligation issues, are backed by the issuer’s taxing authority, while other Rhode Island Obligations, such as revenue bonds, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

Under normal circumstances, at least 80% of the Fund’s net assets will consist of Rhode Island Obligations the income paid upon which will not be subject to the Federal alternative minimum tax.  These obligations can be of any maturity, but the Fund’s average portfolio maturity goal has been between 10 and 12 years.

The purpose of having insurance on investments in Rhode Island Obligations in the Fund’s portfolio is to reduce financial risk for investors in the Fund. The insurance of principal and interest under these types of insurance policies refers to the payment of the face or par value of the Rhode Island Obligation and interest when due.

It is a goal of the Fund, which may not be achieved, that, under normal circumstances, 100% of the Fund’s assets will be invested in insured Rhode Island Obligations. However, if the Board of Trustees determines that there is an inadequate supply of Rhode Island Obligations with appropriate insurance then the Fund may invest in Rhode Island Obligations that are not insured. Based on input from the Sub-Adviser, the Board of Trustees so determined in March, 2010.  Accordingly, as the Sub-Adviser has deemed necessary and appropriate, the Fund may invest up to 20% of its assets in uninsured Rhode Island Obligations.  As a fundamental policy, under normal circumstances 80% of the Fund’s assets will be invested in Rhode Island Obligations which are insured.

At the time of purchase, the Fund’s Rhode Island Obligations must be of investment grade quality. This means that they must either

•	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

•	if unrated, be determined to be of comparable quality by the Fund’s Sub-Adviser, Citizens Investment Advisors, a department of RBS Citizens, N.A.

The Sub-Adviser selects obligations for the Fund’s portfolio to best achieve the Fund’s objective by considering various characteristics including quality, maturity and coupon rate.

Principal Risks
Market and Interest Rate Risk. The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term securities.

Credit Risk. If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will typically decline.

Insurance on an obligation is intended to mitigate credit risk. However, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them could be relied on for payment.  Insurance does not insure the market price of the obligation.

Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated with Investments in Rhode Island and Other Municipal Obligations. The Fund may be affected significantly by adverse economic,

political or other events affecting Rhode Island and other municipal issuers.

Tax Risk. The income on the Fund’s Rhode Island Obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid security to meet redemption requests or other cash needs, the Fund may be forced to sell the security at a loss.

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.

Portfolio Selection Risk. The value of your investment may decrease if the Sub-Adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

An investment in the Fund is not a deposit in RBS Citizens, N.A., any of its bank or non-bank affiliates or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Fund invests in the securities of specific issuers or issues of a similar project type, the more the Fund is exposed to risks associated with investments in those issuers or types of projects.  Also, the Fund may be more volatile than a more geographically diverse fund.

Loss of money is a risk of investing in the Fund.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the designated periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

ANNUAL TOTAL RETURNS - As of December 31 Class Y Shares - 2001 - 2010

During the 10-year period shown in the bar chart, the highest return for a quarter was 4.45% (quarter ended September 30, 2002) and the lowest return for a quarter was –2.50% (quarter ended June 30, 2004).

The year-to-date (from January 1, 2011 to September 30, 2011) total return for Class Y Shares was 5.80%.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns NARRAGANSETT INSURED TAX-FREE INCOME FUND		1 Year	5 Years	10 Years
NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS A		(2.32%)	2.53%	3.64%
NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS C		(0.14%)	2.50%	3.18%
NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS I		1.58%	3.25%	3.98%
NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS Y		1.88%	3.53%	4.22%
NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS Y After Taxes on Distributions		1.87%	3.51%	4.19%
NARRAGANSETT INSURED TAX-FREE INCOME FUND CLASS Y After Taxes on Distributions and Sales		2.57%	3.57%	4.19%
Barclays Capital Quality Intermediate Municipal Bond Index	[1]	3.21%	4.73%	4.76%
[1]	This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.

These returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.